Long-Term Debt - Additional Information - Revolvers (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) vessel credit_facility shares	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 2,087,083,000	$ 2,867,120,000
Teekay Tankers
Debt Instrument [Line Items]
Undrawn amount of revolving credit facility	$ 32,000,000.0	80,000,000.0
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	4
Credit facility, maximum borrowing capacity	$ 921,700,000
Undrawn amount of revolving credit facility	636,700,000
Available capacity reduced under revolving credit facility next twelve months	115,800,000
Available capacity reduced under revolving credit facility in year 2	539,400,000
Available capacity reduced under revolving credit facility in year 3	65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	$ 201,300,000
Debt Instrument, Collateral, Number of Vessels | vessel	33
Number of unguaranteed debt	1
Carrying amount of long-term debt	$ 285,000,000	$ 603,132,000
Revolving Credit Facilities | Teekay LNG | Common Class A
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares	36.0
Revolving Credit Facilities | Teekay Tankers | Common Class A
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares	5.0
LIBOR | Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	1.40%	1.40%
LIBOR | Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.25%	3.95%
Secured debt | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 150,000,000